Summary of Significant Accounting Policies Investments in Joint Ventures (Details) (Regents Park (Phase II), USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of Investments
Equity method investment, ownership percentage	40.00%
Non-cash impairment
Schedule of Investments
Impairment losses related to real estate partnerships	$ 0.4